Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Equity Incentive Plan

Note 11. Equity Incentive Plan

The Company’s 2012 Employee, Director and Consultant Equity Incentive Plan (the "Plan") was adopted by its Board of Directors and stockholders in March 2012. Upon approval of the stockholders, the number of shares of Common Stock reserved for issuance under the Plan was increased by 13,506,938 during the year ended December 31, 2020. As of December 31, 2020, the number of shares of Common Stock reserved for issuance under the Plan was 33,506,938. The Plan is administered by the Board of Directors of the Company. The Board of Directors may grant stock-based awards, restricted stock and options to purchase shares either as incentive stock options or non-qualified stock options. The restricted stock and option grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges and are fully discussed in the Plan document. As of December 31, 2020, 204,090 common shares remain available for issuance under the Plan.

Stock option activity

Each stock option grant carries varying vesting schedules whereby the options become exercisable at the participant’s sole discretion provided they are an employee, director or consultant of the Company on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant.

A summary of the stock option activity under the Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at January 1, 2019	13,673,551	2.10	7.74	30,252
Granted	1,785,056	4.31
Exercised	(171,730)	1.89
Forfeited	(594,544)	2.68
Outstanding at December 31, 2019	14,692,333	2.35	6.94	47,820
Granted	13,957,917	5.77
Exercised	(629,241)	3.19
Forfeited	(2,297,410)	2.60
Outstanding at December 31, 2020	25,723,599	4.18	7.06	143,338
Options exercisable at December 31, 2019	9,788,082	1.90	6.39	36,207
Options exercisable at December 31, 2020	11,126,920	2.38	6.01	82,033
Vested and expected to vest at December 31, 2019	13,559,748	2.27	6.85	45,138
Vested and expected to vest at December 31, 2020	22,320,862	3.97	6.94	129,047

The Company received cash proceeds from the exercise of stock options of $2.0 million and $0.3 million during the years ended December 31, 2020 and 2019, respectively. The total intrinsic value (the amount by which the stock price exceeds the exercise price of the option on the date of exercise) of the stock options exercised during the years ended December 31, 2020 and 2019, was $3.6 million and $0.5 million, respectively. The weighted-average grant date fair value of options granted during the year ended December 31, 2020 and 2019, was $3.27 and $2.31, respectively.

During 2020, the Company extended the post-employment exercise period with regards to 705,883 options. The incremental expense resulting from the modifications was not significant to the consolidated statement of operations and comprehensive loss.

In accordance with ASC Topic 718, the Company estimates and records the compensation cost associated with the grants described above with an offsetting entry to paid-in capital. As described in Note 2 “Summary of Significant Accounting Policies”, the Company selected the Black-Scholes option pricing model for determining the estimated fair value for service or performance-based stock-based awards. The Black-Scholes model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees were as follows:

	2020	2019
Risk free interest rate	0.4% – 1.7%	2.3% – 2.5%
Expected dividend yield	0%	0%
Expected term	5.9 years – 6.3 years	6 years – 6.1 years
Expected volatility	50%	50%

The assumptions used to value option grants to non-employees were as follows:

	2020	2019
Risk free interest rate	0.4% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	1.1 years – 6.1 years	8.1 years to 10 years
Expected volatility	50%	50%

Risk free interest rate

The risk-free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.

Expected dividend yield

The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term

For employee awards, the Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. The Company calculates expected term for employee awards that take into account the effects of employee’s expected exercise and post-vesting employment termination behavior.

For non-employee awards, the expected term is determined on an award by award basis. Prior to the adoption of ASU 2018‑07, the contractual term was used.

Expected volatility

As the Company has been privately held since inception, there is no specific historical or implied volatility information available.

Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards. Point estimates of expected annual equity volatility were selected in the guideline companies’ historical range.

Exercise price

The exercise price is directly taken from the grant notice issued to employees and non-employees.

In 2020, the Company issued 3,270,000 option awards subject to certain service conditions, performance and market conditions. The option awards vest only upon the satisfaction of all the following conditions: services conditions, performance-based conditions, and market-based conditions. The service condition for these awards is satisfied by providing service to the Company until the other conditions below are met. The performance-based condition is satisfied upon the occurrence of a financing event as defined in the option award agreement. The market-based condition is satisfied upon the Company’s stock price reaching a specific value in connection with the financing event. The market condition is considered in the grant date fair value. The achievement of the performance condition is not deemed satisfied for the period ended December 31, 2020, as the completion of a financing event is not deemed probable until consummated. Thus, the Company has not recorded any stock-based compensation expense for these awards. Total unrecognized stock-based compensation expense as of December 31, 2020 for these awards was $10.0 million.

Restricted stock unit activity

In 2020, the Company granted 1,825,000 restricted stock units to select employees and consultants, including a grant of 1,000,000 restricted stock units to the Chairman of the Board and significant shareholder of Butterfly. The awards are subject to certain service conditions and performance conditions. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a business combination event as defined in award agreement. The achievement of the performance condition is not deemed satisfied for the period ended December 31, 2020, as the completion of the business combination is not deemed probable until consummated. Thus, the Company has not recorded stock-based compensation expense for these awards. Total unrecognized stock-based compensation expense as of December 31, 2020 for these awards was $17.8 million.

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	2020	2019
Cost of revenue – Subscription	$697	$15
Research and development	3,869	3,693
Sales and marketing	2,591	1,041
General and administrative	3,847	1,289
Total stock-based compensation expense	$11,004	$6,038

No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss carryforwards.

Total unrecognized stock-based compensation expense for service based award as of December 31, 2020 and 2019 was $33.1 million and $10.6 million, respectively, which will be recognized over the remaining weighted average vesting period of 3.5 years and 3.5 years, respectively.